Short-term borrowings and long-term debt (Tables)	12 Months Ended
Mar. 31, 2015
Short-Term Borrowings, Excluding Current Portion of Long-Term Debt

Short-term borrowings, excluding the current portion of long-term debt as of March 31, 2014 and 2015 were as follows:

	Millions of yen
	2014	2015
Short-term borrowings denominated in Japanese Yen:
Unsecured short-term loans from financial institutions	¥7,700	¥400
(Year ended March 31, 2014—weighted-average rate per annum : 0.5% as of March 31, 2014)
(Year ended March 31, 2015—weighted-average rate per annum : 0.7% as of March 31, 2015)
Short-term borrowings denominated in Euro:
Unsecured short-term loans from financial institutions	1,795	1,648
(Year ended March 31, 2014—weighted-average rate per annum : 1.3% as of March 31, 2014)
(Year ended March 31, 2015—weighted-average rate per annum : 1.3% as of March 31, 2015)

Total short-term borrowings	¥9,495	¥2,048

Long-Term Debt

Long-term debt as of March 31, 2014 and 2015 were as follows:

	Millions of yen
	2014	2015
Debt denominated in Japanese Yen:
Unsecured corporate bonds	¥220,000	¥220,000
(Year ended March 31, 2014—interest rates per annum : 0.2%-2.0%, due : years ending March 31, 2018-2024)
(Year ended March 31, 2015—interest rates per annum : 0.2%-2.0%, due : years ending March 31, 2018-2024)
Unsecured indebtedness to financial institutions	836	603
(Year ended March 31, 2014—interest rates per annum : 0.9%-1.2%, due : years ending March 31, 2015-2018)
(Year ended March 31, 2015—interest rates per annum : 0.9%-1.2%, due : years ending March 31, 2016-2018)
Debt denominated in Euro:
Unsecured indebtedness to financial institutions	15	—
(Year ended March 31, 2014—interest rates per annum : 7.5%, due : year ending March 31, 2018)

Sub-total	¥220,851	¥220,603
Less: Current portion	(248)	(203)

Total long-term debt	¥220,603	¥220,400

Aggregate Amounts of Annual Maturities of Long-Term Debt

The aggregate amounts of annual maturities of long-term debt as of March 31, 2015, were as follows:

Year ending March 31,	Millions of yen
2016	¥203
2017	200
2018	60,200
2019	110,000
2020	—
Thereafter	50,000

Total	¥220,603